Earnings Per Share - Weighted average number of ordinary shares outstanding basic (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted average number of ordinary shares outstanding basic
Issued shares outstanding at 1 January	680,409,104	679,092,279	679,469,076
Effect of treasury stock	103,462	576,272	287,218
Weighted average number of ordinary shares outstanding (basic)	680,512,566	679,668,551	679,756,294